Fair Value of Financial Instruments - Schedule of Plan's Assets Subject to Recurring Fair Value Measurements (Details) - EBP 002 - USD ($)	Dec. 31, 2024	Dec. 31, 2023
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	$ 2,792,943,297	$ 2,564,338,402
U.S. Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	563,134	281,479
Commingled Trust Funds U.S.
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	806,333,673	688,802,430
Commingled Trust Funds International
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	32,997,272	29,851,313
U.S. Mutual Funds Equity
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	62,723,278	57,773,487
U.S. Mutual Funds Fixed Income
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	30,068,706	30,087,543
U.S. Mutual Funds Asset Allocation
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	528,892,484	478,111,061
PACCAR Inc Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	1,331,364,750	1,279,431,089
Fair Value Hierarchy Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	1,953,612,352	1,845,684,659
Fair Value Hierarchy Level 1 | U.S. Money Market Fund
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	563,134	281,479
Fair Value Hierarchy Level 1 | U.S. Mutual Funds Equity
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	62,723,278	57,773,487
Fair Value Hierarchy Level 1 | U.S. Mutual Funds Fixed Income
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	30,068,706	30,087,543
Fair Value Hierarchy Level 1 | U.S. Mutual Funds Asset Allocation
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	528,892,484	478,111,061
Fair Value Hierarchy Level 1 | PACCAR Inc Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	1,331,364,750	1,279,431,089
Measured at NAV
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	839,330,945	718,653,743
Measured at NAV | Commingled Trust Funds U.S.
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	806,333,673	688,802,430
Measured at NAV | Commingled Trust Funds International
EBP, Investment, Fair Value and NAV [Line Items]
Financial instruments, at fair value	$ 32,997,272	$ 29,851,313